Trade And Other Receivables	12 Months Ended
Nov. 30, 2020
Trade And Other Receivables Explanatory [Abstract]
Trade and other receivables
7.	Trade and other receivables

	2020	2019

Trade receivables	$10,947	$9,538

Sales tax receivable	407	253

Other receivables	1,076	325

	$12,430	$10,116